Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Jul. 01, 2014
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN INCOME FUNDS

JPMorgan Emerging Markets Corporate Debt Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated April 1, 2015

to the Prospectuses dated

July 1, 2014, as supplemented

Changes to Expense Limitation Agreement. Effective immediately, the JPMorgan Emerging Markets Corporate Debt Fund’s (the “Fund”) adviser, administrator and distributor (the “Service Providers”) contractually agreed to waive fees and/or reimburse additional expenses on all the Share Classes of the Fund. In connection with this commitment, the “Annual Fund Operating Expenses” and “Example” tables in the Fund’s prospectus are hereby replaced with the corresponding tables below.

For the Class A, Class C and Select Class Shares:

The tables below replace the corresponding tables on pages 1-2 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.70%	0.70%	0.70%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	1.90	1.90	1.91
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	1.65	1.65	1.66
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	2.86	3.36	2.61
Fee Waivers and Expense Reimbursements[1]	(1.65)	(1.65)	(1.66)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.21	1.71	0.96

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.20%, 1.70% and 0.95%, respectively, of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 7/1/16 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	494	1,077	1,686	3,326
CLASS C SHARES ($)	274	879	1,608	3,538
SELECT CLASS SHARES ($)	98	656	1,241	2,830

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	494	1,077	1,686	3,326
CLASS C SHARES ($)	174	879	1,608	3,538
SELECT CLASS SHARES ($)	98	656	1,241	2,830

For Class R6 Shares

The tables below replace the corresponding tables on pages 1 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R6
Management Fees	0.70%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	1.66
Shareholder Service Fees	NONE
Remainder of Other Expenses	1.66
Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	2.37
Fee Waivers and Expense Reimbursements[1]	(1.66)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.71

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.70% of the average daily net assets of Class R6 Shares. This contract cannot be terminated prior to 7/1/16 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R6 SHARES ($)	73	580	1,114	2,579

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

A, C, Select Shares | JPMorgan Emerging Markets Corporate Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN INCOME FUNDS

JPMorgan Emerging Markets Corporate Debt Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated April 1, 2015

to the Prospectuses dated

July 1, 2014, as supplemented

Changes to Expense Limitation Agreement. Effective immediately, the JPMorgan Emerging Markets Corporate Debt Fund’s (the “Fund”) adviser, administrator and distributor (the “Service Providers”) contractually agreed to waive fees and/or reimburse additional expenses on all the Share Classes of the Fund. In connection with this commitment, the “Annual Fund Operating Expenses” and “Example” tables in the Fund’s prospectus are hereby replaced with the corresponding tables below.

For the Class A, Class C and Select Class Shares:

The tables below replace the corresponding tables on pages 1-2 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.70%	0.70%	0.70%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	1.90	1.90	1.91
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	1.65	1.65	1.66
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	2.86	3.36	2.61
Fee Waivers and Expense Reimbursements[1]	(1.65)	(1.65)	(1.66)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.21	1.71	0.96

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.20%, 1.70% and 0.95%, respectively, of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 7/1/16 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	494	1,077	1,686	3,326
CLASS C SHARES ($)	274	879	1,608	3,538
SELECT CLASS SHARES ($)	98	656	1,241	2,830

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	494	1,077	1,686	3,326
CLASS C SHARES ($)	174	879	1,608	3,538
SELECT CLASS SHARES ($)	98	656	1,241	2,830

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/16
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
A, C, Select Shares | JPMorgan Emerging Markets Corporate Debt Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.65%
Other Expenses	rr_OtherExpensesOverAssets	1.90%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.86%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.65%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.21%	[1]
1 Year	rr_ExpenseExampleYear01	494
3 Years	rr_ExpenseExampleYear03	1,077
5 Years	rr_ExpenseExampleYear05	1,686
10 Years	rr_ExpenseExampleYear10	3,326
1 Year	rr_ExpenseExampleNoRedemptionYear01	494
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,077
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,686
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,326
A, C, Select Shares | JPMorgan Emerging Markets Corporate Debt Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.65%
Other Expenses	rr_OtherExpensesOverAssets	1.90%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.36%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.65%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.71%	[1]
1 Year	rr_ExpenseExampleYear01	274
3 Years	rr_ExpenseExampleYear03	879
5 Years	rr_ExpenseExampleYear05	1,608
10 Years	rr_ExpenseExampleYear10	3,538
1 Year	rr_ExpenseExampleNoRedemptionYear01	174
3 Years	rr_ExpenseExampleNoRedemptionYear03	879
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,608
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,538
A, C, Select Shares | JPMorgan Emerging Markets Corporate Debt Fund | Select Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.66%
Other Expenses	rr_OtherExpensesOverAssets	1.91%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.61%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.66%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.96%	[1]
1 Year	rr_ExpenseExampleYear01	98
3 Years	rr_ExpenseExampleYear03	656
5 Years	rr_ExpenseExampleYear05	1,241
10 Years	rr_ExpenseExampleYear10	2,830
1 Year	rr_ExpenseExampleNoRedemptionYear01	98
3 Years	rr_ExpenseExampleNoRedemptionYear03	656
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,241
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,830
R6 Shares | JPMorgan Emerging Markets Corporate Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jpmt_SupplementTextBlock

J.P. MORGAN INCOME FUNDS

JPMorgan Emerging Markets Corporate Debt Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated April 1, 2015

to the Prospectuses dated

July 1, 2014, as supplemented

Changes to Expense Limitation Agreement. Effective immediately, the JPMorgan Emerging Markets Corporate Debt Fund’s (the “Fund”) adviser, administrator and distributor (the “Service Providers”) contractually agreed to waive fees and/or reimburse additional expenses on all the Share Classes of the Fund. In connection with this commitment, the “Annual Fund Operating Expenses” and “Example” tables in the Fund’s prospectus are hereby replaced with the corresponding tables below.

For Class R6 Shares

The tables below replace the corresponding tables on pages 1 of the prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R6
Management Fees	0.70%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	1.66
Shareholder Service Fees	NONE
Remainder of Other Expenses	1.66
Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	2.37
Fee Waivers and Expense Reimbursements[1]	(1.66)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.71

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.70% of the average daily net assets of Class R6 Shares. This contract cannot be terminated prior to 7/1/16 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R6 SHARES ($)	73	580	1,114	2,579

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/16
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 6/30/16 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
R6 Shares | JPMorgan Emerging Markets Corporate Debt Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.66%
Other Expenses	rr_OtherExpensesOverAssets	1.66%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.37%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.66%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	0.71%	[2]
1 Year	rr_ExpenseExampleYear01	73
3 Years	rr_ExpenseExampleYear03	580
5 Years	rr_ExpenseExampleYear05	1,114
10 Years	rr_ExpenseExampleYear10	2,579
1 Year	rr_ExpenseExampleNoRedemptionYear01	73
3 Years	rr_ExpenseExampleNoRedemptionYear03	580
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,114
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,579

[1]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 1.20%, 1.70% and 0.95%, respectively, of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 7/1/16 at which time the Service Providers will determine whether or not to renew or revise it.
[2]	The Fund's adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees' deferred compensation plan) exceed 0.70% of the average daily net assets of Class R6 Shares. This contract cannot be terminated prior to 7/1/16 at which time the Service Providers will determine whether or not to renew or revise it.